Amana Mutual Funds Trust, Income Fund

Common Stocks – 90.7%	Number of Shares	Market Value	Percentage of Net Assets

Consumer Discretionary

Automotive Retailers

Genuine Parts	382,000	$59,595,820	4.1%

Home Improvement

Stanley Black & Decker	71,950	6,338,795	0.4%

		65,934,615	4.5%

Consumer Staples

Household Products

Colgate-Palmolive	415,400	32,488,434	2.2%

Kimberly-Clark	230,000	29,329,600	2.0%

Procter & Gamble	135,000	18,621,900	1.3%

Unilever ADR	420,000	19,063,800	1.3%

		99,503,734	6.8%

Packaged Food

McCormick & Co	559,288	47,019,342	3.2%

		146,523,076	10.0%

Health Care

Biotech

Amgen	96,000	23,068,800	1.6%

Large Pharma

AbbVie	140,000	18,824,400	1.3%

Bristol-Myers Squibb	650,000	43,816,500	3.0%

Eli Lilly	455,000	137,059,650	9.3%

GlaxoSmithKline ADR	488,000	15,850,240	1.1%

Johnson & Johnson	125,000	20,167,500	1.4%

Novartis ADR	275,400	22,175,208	1.5%

Pfizer	1,100,000	49,753,000	3.4%

		307,646,498	21.0%

Medical Devices

Abbott Laboratories	350,000	35,927,500	2.4%

		366,642,798	25.0%

Industrials

Commercial & Residential Building Equipment & Systems

Honeywell International	260,000	49,231,000	3.4%

Johnson Controls International	410,000	22,197,400	1.5%

		71,428,400	4.9%

Courier Services

United Parcel Service, Class B	80,000	15,560,800	1.1%

Flow Control Equipment

Parker Hannifin	40,000	10,600,000	0.7%

Industrial Distribution & Rental

W.W. Grainger	80,000	44,395,200	3.0%

Industrial Machinery

Illinois Tool Works	300,000	58,449,000	4.0%

Measurement Instruments

Rockwell Automation	300,000	71,082,000	4.8%

Rail Freight

Canadian National Railway	384,000	45,661,440	3.1%

		317,176,840	21.6%

Materials

Basic & Diversified Chemicals

Air Products & Chemicals	110,000	27,769,500	1.9%

Linde	130,000	36,771,800	2.5%

		64,541,300	4.4%

Specialty Chemicals

3M	200,000	24,870,000	1.7%

PPG Industries	379,000	48,125,420	3.3%

		72,995,420	5.0%

		137,536,720	9.4%

Technology

Communications Equipment

Cisco Systems	600,000	26,832,000	1.8%

Consumer Electronics

Nintendo	65,000	26,665,131	1.8%

Infrastructure Software

Microsoft	400,000	104,588,000	7.1%

Semiconductor Devices

Intel	900,000	28,728,000	2.0%

Texas Instruments	250,000	41,302,500	2.8%

		70,030,500	4.8%

Semiconductor Manufacturing

Taiwan Semiconductor ADR	824,500	68,722,075	4.7%

		296,837,706	20.2%

Total investments	(Cost $494,877,841)	$1,330,651,755	90.7%

Other assets (net of liabilities)		137,200,561	9.3%

Total net assets		$1,467,852,316	100.0%

ADR: American Depositary Receipt

Amana Mutual Funds Trust, Growth Fund

Common Stocks – 94.4%	Number of Shares	Market Value	Percentage of Net Assets

Communications

Internet Media

Alphabet, Class A(1)	595,000	$64,390,900	2.1%

		64,390,900	2.1%

Consumer Discretionary

Home Products Stores

Home Depot	100,000	28,842,000	0.9%

Lowe’s	400,000	77,656,000	2.5%

		106,498,000	3.4%

Specialty Apparel Stores

Lululemon Athletica(1)	100,000	29,996,000	0.9%

TJX Companies	1,150,000	71,702,500	2.3%

		101,698,500	3.2%

		208,196,500	6.6%

Consumer Staples

Household Products

Church & Dwight	1,200,000	100,452,000	3.2%

Estee Lauder, Class A	458,594	116,657,142	3.7%

		217,109,142	6.9%

Health Care

Biotech

Amgen	355,000	85,306,500	2.7%

Large Pharma

AstraZeneca ADR	1,020,000	63,627,600	2.0%

Eli Lilly	350,000	105,430,500	3.4%

Johnson & Johnson	380,000	61,309,200	1.9%

Novo Nordisk ADR	1,002,195	106,332,890	3.4%

		336,700,190	10.7%

Life Science Equipment

Agilent Technologies	900,000	115,425,000	3.7%

Managed Care

Elevance Health	136,000	65,974,960	2.1%

Medical Devices

Stryker	300,000	61,560,000	2.0%

		664,966,650	21.2%

Industrials

Commercial & Residential Building Equipment & Systems

Johnson Controls International	1,244,000	67,350,160	2.1%

Trane	200,000	30,814,000	1.0%

		98,164,160	3.1%

Industrial Distribution & Rental

Fastenal	633,000	31,858,890	1.0%

Measurement Instruments

Keysight Technologies(1)	500,000	81,945,000	2.6%

Trimble(1)	1,500,000	94,875,000	3.0%

		176,820,000	5.6%

Metalworking Machinery

Lincoln Electric Holdings	307,000	41,963,830	1.4%

Rail Freight

Norfolk Southern	250,000	60,782,500	1.9%

Union Pacific	300,000	67,353,000	2.2%

		128,135,500	4.1%

		476,942,380	15.2%

Materials

Agricultural Chemicals

Corteva	1,050,000	64,501,500	2.1%

		64,501,500	2.1%

Technology

Application Software

Adobe(1)	320,600	119,724,864	3.8%

Intuit	413,750	178,648,975	5.7%

		298,373,839	9.5%

Communications Equipment

Apple	2,014,650	316,743,273	10.1%

Cisco Systems	1,500,000	67,080,000	2.1%

Motorola Solutions	310,000	75,457,100	2.4%

		459,280,373	14.6%

Information Services

Gartner(1)	179,900	51,329,068	1.6%

Infrastructure Software

Microsoft	205,000	53,601,350	1.7%

Oracle	737,200	54,663,380	1.8%

		108,264,730	3.5%

Semiconductor Devices

Advanced Micro Devices(1)	662,950	56,264,566	1.8%

Qualcomm	281,500	37,234,005	1.2%

		93,498,571	3.0%

Semiconductor Manufacturing

ASML Holding NY	308,000	150,901,520	4.8%

Taiwan Semiconductor ADR	1,222,471	101,892,958	3.3%

		252,794,478	8.1%

		1,263,541,059	40.3%

Total investments	(Cost $907,393,653)	$2,959,648,131	94.4%

Other assets (net of liabilities)		174,902,855	5.6%

Total net assets		$3,134,550,986	100.0%

(1)	Non-income producing

ADR: American Depository Receipt

Amana Mutual Funds Trust, Developing World Fund

Common Stocks – 80.2%	Number of Shares	Market Value	Country(1)	Percentage of Net Assets

Communications

Telecom Carriers

Saudi Telecom	165,000	$1,831,914	Saudi Arabia	2.7%

Telekomunikasi Indonesia ADR	67,000	2,014,690	Indonesia	3.1%

		3,846,604		5.8%

Consumer Discretionary

Apparel, Footwear & Accessory Design

VF	26,000	1,077,700	United States	1.6%

Automobiles

Ford Otomotiv Sanayi	87,000	1,580,558	Turkey	2.4%

Home Products Stores

Wilcon Depot	3,000,000	1,599,276	Philippines	2.4%

		4,257,534		6.4%

Consumer Staples

Food & Drug Stores

Clicks Group	110,000	1,922,004	South Africa	2.9%

Household Products

Colgate-Palmolive	18,000	1,407,780	United States	2.1%

Kimberly-Clark de Mexico, Class A	1,000,000	1,357,556	Mexico	2.1%

LG Household & Health Care	2,200	1,164,991	South Korea	1.8%

Unicharm	48,000	1,671,693	Japan	2.5%

Unilever ADR	36,500	1,656,735	United Kingdom	2.5%

		7,258,755		11.0%

Packaged Food

Indofood CBP Sukses Makmur	2,500,000	1,399,240	Indonesia	2.1%

		10,579,999		16.0%

Financials

Islamic Banking

BIMB Holdings	1,386,700	806,803	Malaysia	1.2%

Islamic Insurance Carriers

Syarikat Takaful Malaysia Keluarga	499,981	371,398	Malaysia	0.6%

Real Estate Owners & Developers

SM Prime Holdings	2,200,000	1,478,890	Philippines	2.2%

		2,657,091		4.0%

Health Care

Generic Pharma

Hikma Pharmaceuticals	76,000	1,160,188	Jordan	1.8%

Health Care Facilities

Bangkok Dusit Medical Services NVDR	2,500,000	2,003,628	Thailand	3.0%

IHH Healthcare	1,000,000	1,380,176	Malaysia	2.1%

KPJ Healthcare	3,600,992	702,553	Malaysia	1.1%

		4,086,357		6.2%

Health Care Services

Fleury	475,000	1,435,299	Brazil	2.2%

		6,681,844		10.2%

Industrials

Rail Freight

Canadian Pacific Railway	18,746	1,403,326	Canada	2.1%

Rubber & Plastic

Hartalega Holdings	1,100,000	407,262	Malaysia	0.6%

Waste Management

Sunny Friend Environmental Technology	220,000	1,309,559	Taiwan	2.0%

		3,120,147		4.7%

Materials

Agricultural Chemicals

Quimica y Minera Chile ADR	18,000	1,794,240	Chile	2.7%

Base Metals

Southern Copper	29,000	1,365,030	Peru	2.1%

Precious Metal Mining

Barrick Gold	97,000	1,440,450	Canada	2.2%

Steel Raw Material Suppliers

Rio Tinto ADR	27,000	1,519,830	China(2)	2.3%

		6,119,550		9.3%

Technology

Communications Equipment

Samsung Electronics	32,900	1,457,495	South Korea	2.2%

Sercomm	600,000	1,900,967	Taiwan	2.9%

		3,358,462		5.1%

Computer Hardware & Storage

Advantech	127,685	1,362,145	Taiwan	2.1%

Electronics Components

Delta Electronics	180,000	1,541,098	China(2)	2.3%

KCE Electronics NVDR	950,000	1,408,005	Malaysia	2.1%

Samsung SDI	4,000	1,768,407	South Korea	2.7%

		4,717,510		7.1%

IT Services

Infosys ADR	80,000	1,464,000	India	2.2%

Semiconductor Devices

NVIDIA	8,500	1,282,990	United States	1.9%

Qualcomm	13,000	1,719,510	China(2)	2.6%

		3,002,500		4.5%

Semiconductor Manufacturing

Taiwan Semiconductor ADR	21,000	1,750,350	Taiwan	2.7%

		15,654,967		23.7%

Total investments	(Cost $56,779,914)	$52,917,736		80.2%

Other assets (net of liabilities)		13,104,006		19.8%

Total net assets		$66,021,742		100.0%

(1)	Country of domicile unless otherwise indicated
(2)	Denotes a country or region of primary exposure

ADR: American Depositary Receipt

NVDR: Thai Non-Voting Depository

Amana Mutual Funds Trust, Participation Fund

Corporate Sukuk –60.4%	Coupon/Maturity	Face Amount	Market Value	Country(1)	Percentage of Net Assets

Communications

Saudi Telecom(2)	3.89% due 05/13/2029	$6,450,000	$6,469,995	Saudi Arabia	3.0%

			6,469,995		3.0%

Consumer Discretionary

Almarai(2)	4.311% due 03/05/2024	8,580,000	8,574,251	Saudi Arabia	3.9%

			8,574,251		3.9%

Financials

Abu Dhabi Islamic Bank Capital Invest Two(2)	7.125% due 09/20/2070	6,200,000	6,355,000	United Arab Emirates	2.9%

Al Hilal Bank(2)	4.375% due 09/19/2023	1,324,000	1,326,857	United Arab Emirates	0.6%

Dubai International Finance Centre(2)	4.325% due 11/12/2024	7,300,000	7,280,512	United Arab Emirates	3.3%

Dubai Islamic Bank(2)	2.95% due 02/20/2025	6,200,000	6,021,046	United Arab Emirates	2.8%

EMAAR Malls(2)	4.564% due 06/18/2024	2,000,000	1,995,588	United Arab Emirates	0.9%

Emirates Islamic Bank(2)	1.827% due 09/23/2025	4,000,000	3,749,931	United Arab Emirates	1.7%

Investment Corporate of Dubai(2)	5.00% due 02/01/2027	8,350,000	8,539,575	United Arab Emirates	3.9%

Islamic Development Bank Trust Services(2)	1.957% due 10/02/2024	500,000	481,242	Saudi Arabia	0.2%

Kuwait Financial Bank Tier 1(2)	3.60% due 06/30/2090	9,500,000	8,980,160	Kuwait	4.1%

Majid Al Futtaim(2)	4.50% due 11/03/2025	4,600,000	4,611,686	United Arab Emirates	2.1%

Majid Al Futtaim(2)	4.638% due 05/14/2029	3,650,000	3,673,381	United Arab Emirates	1.7%

Mar Sukuk Ltd(2)	2.21% due 09/02/2025	2,000,000	1,890,965	Cayman Islands	0.9%

National Commercial Bank Tier 1(2)	3.50% due 07/26/2070	5,550,000	5,231,197	Saudi Arabia	2.4%

Noor(2)	4.471% due 04/24/2023	1,000,000	1,000,378	United Arab Emirates	0.5%

Qatar International Bank(2)	3.982% due 03/26/2024	5,650,000	5,646,447	Qatar	2.6%

Sharjah Islamic Bank(2)	2.85% due 06/23/2025	4,300,000	4,141,976	United Arab Emirates	1.9%

Sharjah(2)	3.854% due 04/03/2026	4,500,000	4,341,116	United Arab Emirates	2.0%

			75,267,057		34.5%

Industrials

DP World Crescent(2)	3.908% due 05/31/2023	4,500,000	4,478,708	United Arab Emirates	2.1%

DP World Salaam(2)	6.00% due 07/01/2070	4,800,000	4,770,240	United Arab Emirates	2.1%

			9,248,948		4.2%

Materials

Equate(2)	3.944% due 02/21/2024	8,000,000	7,936,564	United Arab Emirates	3.6%

			7,936,564		3.6%

Technology

Axiata SPV2(2)	4.357% due 03/24/2026	4,150,000	4,156,142	Malaysia	1.9%

			4,156,142		1.9%

Utilities

Saudi Electric Global(2)	4.222% due 01/27/2024	2,000,000	2,003,923	Saudi Arabia	0.9%

Saudi Electric Global(2)	4.00% due 04/08/2024	1,200,000	1,200,433	Saudi Arabia	0.6%

Saudi Electric Global(3)	4.00% due 04/08/2024	1,500,000	1,501,875	Saudi Arabia	0.7%

Saudi Electric Global(2)	5.50% due 04/08/2044	1,400,000	1,447,774	Saudi Arabia	0.7%

Tabreed(2)	5.50% due 10/31/2025	6,950,000	7,240,295	United Arab Emirates	3.3%

TNB Global Ventures Cap(2)	3.244% due 10/19/2026	7,140,000	6,812,203	Malaysia	3.1%

			20,206,503		9.3%

Total Corporate Sukuk		(Cost $141,251,754)	$131,859,460		60.4%

Government Sukuk – 25.3%

Foreign Government Sukuk

Department of Finance Dubai(2)	3.875% due 01/30/2023	3,750,000	$3,738,941	United Arab Emirates	1.7%

Department of Finance Dubai(2)	5.00% due 04/30/2029	5,000,000	5,243,023	United Arab Emirates	2.4%

Dubai Aerospace Enterprises DIFC(2)	3.75% due 02/15/2026	3,150,000	2,989,649	United Arab Emirates	1.3%

Islamic Development Bank(2)	3.389% due 09/26/2023	3,500,000	3,494,617	Saudi Arabia	1.6%

Kingdom of Saudi Arabia(2)	3.628% due 04/20/2027	6,500,000	6,507,385	Saudi Arabia	3.0%

Kingdom of Saudi Arabia(2)	4.303% due 01/19/2029	3,500,000	3,612,225	Saudi Arabia	1.7%

Malaysia Sovereign(2)	4.236% due 04/22/2045	2,000,000	1,999,605	Malaysia	0.9%

Perusahaan Penerbit SBSN(2)	3.550% due 06/09/2051	5,000,000	3,968,820	Indonesia	1.8%

Perusahaan Penerbit SBSN(2)	3.75% due 03/01/2023	5,250,000	5,249,328	Indonesia	2.4%

Perusahaan Penerbit SBSN(2)	4.55% due 03/29/2026	5,685,000	5,793,473	Indonesia	2.7%

Perusahaan Penerbit SBSN(2)	4.45% due 02/20/2029	3,050,000	3,091,938	Indonesia	1.4%

Ras Al Khaimah(2)	3.094% due 03/31/2025	3,950,000	3,869,040	United Arab Emirates	1.8%

State of Qatar(2)	3.241% due 01/18/2023	5,700,000	5,694,015	Qatar	2.6%

Total Government Sukuk		(Cost $53,586,463)	$55,252,059		25.3%

Bank Time Deposits — 2.8%

Bank Time Deposits

Arab Banking Corp, NY Branch	0.92% due 11/28/2022	$1,000,000	$1,000,000	United States	0.5%

Arab Banking Corp, NY Branch	1.72% due 02/13/2023	1,000,000	1,000,000	United States	0.5%

Arab Banking Corp, NY Branch	3.31% due 05/15/2023	2,000,000	2,000,000	United States	0.9%

Arab Banking Corp, NY Branch	3.45% due 08/11/2023	2,000,000	2,000,000	United States	0.9%

Total Bank Time Deposits		(Cost $6,000,000)	$6,000,000		2.8%

Total investments		(Cost $200,838,217)	$193,111,519		88.5%

Other assets (net of liabilities)			25,070,963		11.5%

Total net assets			$218,182,482		100.0%

(1)	Denotes a country or region of primary exposure
(2)

Security was purchased pursuant to Regulation S under the Securities Act of 1933 which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At August 31, 2022, the aggregate value of these securities was $185,609,644 representing 85.0% of net assets.

(3)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At August 31, 2022, the net value of these securities was $1,501,875 representing 0.7% of net assets.

Notes to Schedule of Investments (unaudited)

1. Organization:

Amana Mutual Funds Trust (the “Trust”) was organized as a Delaware Statutory Trust on March 11, 2013, and is the successor to Amana Mutual Funds Trust, an Indiana Business Trust organized on July 26, 1984, pursuant to a reorganization on July 19, 2013.

2. Significant Accounting Policies

a. Security valuation:

Under procedures approved by the Trust’s Board of Directors, Saturna Capital, the Trust’s investment adviser and administrator, has formed a Pricing Committee to administer the pricing and valuation of portfolio securities, including valuation of securities for which market quotations are not readily available.

Investments in securities traded on a national securities exchange and over–the–counter securities for which sale prices are available are valued at that price. Securities for which there are no sales are valued at latest bid price.

Foreign markets may close before the time as of which the Funds’ share prices are determined. Because of this, events occurring after the close and before the determination of the Funds’ share prices may have a material effect on the values of some or all the Funds’ foreign securities. To account for this, the Funds may use outside pricing services for valuation of their non–US securities.

In cases in which there is not a readily available market price, a fair value for such security is determined in good faith by or under the direction of the Board of Trustees.

Security transactions are recorded on trade date. Realized gains and losses on sales of securities are recorded on the identified cost basis.

Sukuk certificates in which the Participation Fund invests are valued based on evaluated prices supplied by an independent pricing service, which include valuations provided by market makers and other participants, provided that there is sufficient market activity on which the pricing service can base such valuations. Where market activity is insufficient for making such determinations, the independent pricing service uses proprietary valuation methodologies and may consider a variety of factors, such as yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, and other factors in order to calculate the security’s fair value.

Bank time deposits are accounted for on cost basis, which approximates market value. Bank time deposits will be categorized as a Fair Value Level 2.

Notes to Schedule of Investments (unaudited) (continued)

b. Fair Value Measurements Disclosure:

Accounting Standards Codification (ASC) 820 establishes a three–tier framework for measuring fair value based on a hierarchy of inputs. The hierarchy distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ investments and are summarized below.

Level 1 —	Unadjusted quoted prices in active markets for identical assets or liabilities that the Trust has the ability to access.

Level 2 —

Observable inputs other than quoted prices in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 —

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2022, in valuing the Funds’ investments carried at value:

Fair Value Measurements Table:

	Level 1	Level 2	Level 3
Funds	Quoted Price	Significant Observable Input	Significant Unobservable Input	Total

Income Fund

Common Stocks

Consumer Discretionary	$65,934,615	$-	$-	$65,934,615

Consumer Staples	$146,523,076	$-	$-	$146,523,076

Health Care	$366,642,798	$-	$-	$366,642,798

Industrials	$317,176,840	$-	$-	$317,176,840

Materials	$137,536,720	$-	$-	$137,536,720

Technology	$270,172,575	$26,665,131	$-	$296,837,706

Total Common Stocks	$1,303,986,624	$26,665,131	$-	$1,330,651,755

Total Assets	$1,303,986,624	$26,665,131	$-	$1,330,651,755

Growth Fund

Common Stocks(1)	$2,959,648,131	$-	$-	$2,959,648,131

Total Assets	$2,959,648,131	$-	$-	$2,959,648,131

Developing World

Common Stocks

Communications	$2,014,690	$1,831,914	$-	$3,846,604

Consumer Discretionary	$1,077,700	$3,179,834	$-	$4,257,534

Consumer Staples	$3,064,515	$7,515,484	$-	$10,579,999

Financials	$-	$2,657,091	$-	$2,657,091

Health Care	$-	$6,681,844	$-	$6,681,844

Industrials	$1,403,326	$1,716,821	$-	$3,120,147

Materials	$6,119,550	$-	$-	$6,119,550

Technology	$6,216,850	$9,438,117	$-	$15,654,967

Total Common Stocks	$19,896,631	$33,021,105	$-	$52,917,736

Total Assets	$19,896,631	$33,021,105	$-	$52,917,736

Participation Fund

Corporate Sukuk(1)	$-	$131,859,460	$-	$131,859,460

Government Sukuk(1)	$-	$55,252,059	$-	$55,252,059

Bank Time Deposits(1)	$-	$6,000,000	$-	$6,000,000

Total Assets	$-	$193,111,519	$-	$193,111,519

During the period ended August 31, 2022, no Fund had transfers between Level 1, Level 2, and Level 3.

(1)	See the Schedule of Investments for additional details